Select Bond Trust Expense Example - Select Bond Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 761